Preferred and Common Stock - Puttable Common Stock (Table) (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	4 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended			12 Months Ended
	Jan. 06, 2016	Jan. 17, 2017	Apr. 01, 2016	May 08, 2017	Apr. 24, 2015	Jul. 01, 2016	Jul. 15, 2015	Aug. 08, 2017	Oct. 02, 2017	Oct. 03, 2016	Oct. 02, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common Stock
Beginning Balance, amount		$ 2,500		$ 2,500				$ 2,500	$ 2,500			$ 2,500
Ending Balance, amount												$ 0	$ 2,500
Puttable Common Stock
Common Stock
Begining Balance, Number of shares	650,000	250,000	650,000	250,000		650,000		250,000	250,000	650,000		250,000	650,000
Beginning Balance, amount	$ 6,500	$ 2,500	$ 6,500	$ 2,500		$ 6,500		$ 2,500	$ 2,500	$ 6,500		$ 2,500	$ 6,500
Conversion of 800 shares of the Series D Preferred Stock into 800,000 shares of puttable common stock, shares														800,000
Redemption of puttable common stock, shares	(100,000)	(100,000)	(100,000)	(75,000)	(25,000)	(100,000)	(50,000)	(50,000)	(25,000)	(100,000)	(75,000)	(250,000)	(400,000)
Redemption of puttable common stock, value												$ (2,500)	$ (4,000)
Ending Balance, Number of shares												0	250,000	650,000
Ending Balance, amount												$ 0	$ 2,500	$ 6,500